4. Income taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Income before income taxes				933	47,309	28,481
Computed tax using respective companies’ statutory tax rates	31	(263)	(203)	140	7,096	4,289
Change in valuation allowances	166	33	158
Under(over) -provision for income tax in prior years	0	(10)	0	1,358	512	(562)
Tax effect on revenue not subject to tax				(56)	(652)	(1,027)
Non deductible expenses	(55)	177	199	992	963	68
Total provision for income tax at effective tax rate	$ 142	$ (63)	$ 154	2,434	7,919	2,768